EQUITY - Composition of share capital (Details) - $ / shares	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY
Number of share outsatanding		36,138,588	34,606,789	29,514,698
Number of share authorized	350,000,000
Par value per share		$ 0.00001
Preferred shares
EQUITY
Number of share outsatanding		27,660,151	27,660,151	23,323,730
Series Seed Preferred shares
EQUITY
Par value per share		$ 0.00001
Series A1 Preferred shares
EQUITY
Par value per share		0.00001
Series A2 Preferred shares
EQUITY
Par value per share		0.00001
Series B Preferred shares
EQUITY
Par value per share		0.00001
Series C Preferred shares
EQUITY
Par value per share		0.00001
Ordinary shares
EQUITY
Par value per share		$ 0.00001